Disclosure - Retirement Plans (Amounts Recognized in Balance Sheet) (Detail) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Pension obligation	$ 0	$ 1,046	$ 1,062	$ 1,109
SERP and DRP
Defined Benefit Plan Disclosure [Line Items]
Pension obligation	0	$ 1,046	$ 1,120
Prior service cost	0
Net loss (gain)	0
Total accumulated other comprehensive income, before tax	$ 0